INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Raw materials	$ 6,794	$ 5,931
Finished products	7,942	7,880
Inventory, Net	$ 14,736	$ 13,811